Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current financial debt
Current portion (less than one year)	$ (3,451)	$ (7,244)	$ (3,092)
Non-current financial debt and related financial instruments	38,083	42,533	47,108
USLIBOR
Non-current financial debt
Fair value after hedging	8,290
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	7,051	8,958	12,820
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	22,839	26,159	27,147
Principal financing entities | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Current portion (less than one year)	(2,118)	(3,890)	(2,540)
Non-current financial debt and related financial instruments	6,172	8,258	12,122
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 3,542	5,042	5,001
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.434%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 409	407	409
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.176%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.298%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 71	71	71
Initial current rate before hedging instruments (as a percent)	4.00%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 3,209	5,574	7,528
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.625%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, Euro | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.00%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 929	925	1,524
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.405%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.75%
Principal financing entities | Variable rate bonds or bonds after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 130	129	129
Initial current rate before hedging instruments (as a percent)	2.92%
Principal financing entities | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Current portion (less than one year)	$ (3,175)	(500)	(1,000)
Non-current financial debt and related financial instruments	22,828	26,157	26,750
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 15,448	15,628	15,487
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.696%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, EUR | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 8,301	8,783	9,941
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.829%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, USD | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.461%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 187	187	200
Initial current rate before hedging instruments (as a percent)	3.088%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,088	1,076	1,113
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, CHF | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 980	985	1,004
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Minimum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.25%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, GBP | Maximum
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.66%
Principal financing entities | Bond after cash flow hedge or fixed rate bond, AUD
Non-current financial debt
Fair value after hedging	$ (1)	(2)	5
Initial current rate before hedging instruments (as a percent)	4.00%
TotalEnergies Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TotalEnergies SE | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Fair value after hedging			1,200
Current portion (less than one year)			(1,200)
Other consolidated subsidiaries | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 879	700	698
Other consolidated subsidiaries | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Non-current financial debt
Non-current financial debt and related financial instruments	$ 11	$ 2	$ 397